UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

January 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.6%
Financials - 25.5%
Capital Markets - 8.0%
BlackRock, Inc.-Class A	151,594	$35,818,630
Goldman Sachs Group, Inc. (The)	286,340	42,338,233
State Street Corp.	608,460	33,860,799

		112,017,662

Commercial Banks - 4.6%
Fifth Third Bancorp	1,221,470	19,897,746
Wells Fargo & Co.	1,285,170	44,762,471

		64,660,217

Consumer Finance - 1.4%
Capital One Financial Corp.	357,000	20,106,240

Diversified Financial Services - 4.6%
JPMorgan Chase & Co.	1,372,590	64,580,360

Insurance - 6.9%
ACE Ltd.	280,040	23,895,813
Berkshire Hathaway, Inc.(a)	394,960	38,283,473
Hartford Financial Services Group, Inc.	447,400	11,095,520
MetLife, Inc.	349,048	13,033,452
Travelers Cos., Inc. (The)	143,450	11,255,087

		97,563,345

		358,927,824

Energy - 13.0%
Energy Equipment & Services - 3.1%
Diamond Offshore Drilling, Inc.	436,397	32,769,051
National Oilwell Varco, Inc.	149,149	11,057,907

		43,826,958

Oil, Gas & Consumable Fuels - 9.9%
Apache Corp.	60,290	5,049,890
Chevron Corp.	341,150	39,283,422
ConocoPhillips	275,570	15,983,060
Exxon Mobil Corp.	553,680	49,814,590
HollyFrontier Corp.	162,770	8,499,849
Occidental Petroleum Corp.	234,450	20,694,902

		139,325,713

		183,152,671

Health Care - 12.8%
Biotechnology - 2.4%
Amgen, Inc.	274,398	23,450,053
Celgene Corp.(a)	96,890	9,588,235

		33,038,288

Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc.	139,310	10,392,526

Health Care Providers & Services - 4.3%
McKesson Corp.	183,340	19,292,868

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	740,710	$40,894,599

		60,187,467

Pharmaceuticals - 5.4%
AbbVie, Inc.	159,290	5,844,350
Bristol-Myers Squibb Co.	622,460	22,495,704
Merck & Co., Inc.	459,420	19,869,915
Pfizer, Inc.	1,025,980	27,988,735

		76,198,704

		179,816,985

Industrials - 12.0%
Aerospace & Defense - 5.0%
Boeing Co. (The)	602,530	44,508,891
Raytheon Co.	490,670	25,848,496

		70,357,387

Construction & Engineering - 1.8%
URS Corp.	602,802	25,004,227

Electrical Equipment - 0.4%
Hubbell, Inc.-Class B	60,600	5,517,630

Industrial Conglomerates - 2.6%
General Electric Co.	1,690,090	37,655,205

Machinery - 1.9%
Actuant Corp.-Class A	272,391	8,030,087
Dover Corp.	150,960	10,443,413
Lincoln Electric Holdings, Inc.	146,901	7,922,371

		26,395,871

Road & Rail - 0.3%
Norfolk Southern Corp.	67,774	4,667,595

		169,597,915

Consumer Discretionary - 10.4%
Automobiles - 0.8%
Ford Motor Co.	852,560	11,040,652

Diversified Consumer Services - 0.3%
DeVry, Inc.	169,203	4,258,839

Internet & Catalog Retail - 3.3%
Liberty Interactive Corp.(a)	2,238,069	47,581,347

Media - 4.6%
Comcast Corp.-Class A	650,800	24,782,464
Scripps Networks Interactive, Inc.-Class A	215,890	13,335,525
Viacom, Inc.-Class B	439,490	26,523,222

		64,641,211

Specialty Retail - 1.4%
Bed Bath & Beyond, Inc.(a)	165,970	9,742,439

Company	Shares	U.S. $ Value
O’Reilly Automotive, Inc.(a)	106,080	$9,828,312

		19,570,751

		147,092,800

Information Technology - 10.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,552,190	31,928,548

Computers & Peripherals - 1.7%
Apple, Inc.	51,490	23,443,912

Internet Software & Services - 1.4%
Yahoo!, Inc.(a)	1,006,260	19,752,884

IT Services - 1.2%
Amdocs Ltd.	153,704	5,485,696
Global Payments, Inc.	229,500	11,305,170

		16,790,866

Semiconductors & Semiconductor Equipment - 0.7%
NVIDIA Corp.	870,490	10,672,207

Software - 2.8%
Cadence Design Systems, Inc.(a)	840,760	11,711,787
Microsoft Corp.	599,310	16,463,045
Oracle Corp.	306,080	10,868,901

		39,043,733

		141,632,150

Consumer Staples - 3.7%
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	395,084	20,228,301

Food Products - 1.3%
Smithfield Foods, Inc.(a)	801,401	18,680,657

Household Products - 1.0%
Energizer Holdings, Inc.	155,070	13,492,641

		52,401,599

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	1,148,900	39,970,231
Verizon Communications, Inc.	116,900	5,098,009

		45,068,240

Materials - 2.9%
Chemicals - 0.4%
CF Industries Holdings, Inc.	24,580	5,632,998

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	127,800	8,271,216

Paper & Forest Products - 1.9%
Domtar Corp.	316,730	26,361,438

Company	Shares	U.S. $ Value
		$40,265,652

Total Common Stocks (cost $1,061,710,196)		1,317,955,836

SHORT-TERM INVESTMENTS - 7.6%
Investment Companies - 7.6%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.13%(b) (cost $107,411,139)	107,411,139	107,411,139

Total Investments – 101.2% (cost $1,169,121,335)(c)		1,425,366,975
Other assets less liabilities – (1.2)%		(17,553,161)

Net Assets – 100.0%		$1,407,813,814

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $261,721,856 and gross unrealized depreciation of investments was $(5,476,216), resulting in net unrealized appreciation of $256,245,640.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth & Income Fund

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$1,317,955,836	$—	$—	$1,317,955,836
Short-Term Investments	107,411,139	—	—	107,411,139

Total Investments in Securities	1,425,366,975	—	—	1,425,366,975
Other Financial Instruments**	—	—	—	—

Total^	$1,425,366,975	$—	$—	$1,425,366,975

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2013